JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 93.8%
Aerospace & Defense — 2.6%
Arconic, Inc.
6.15%, 8/15/2020	70,000	71,813
5.40%, 4/15/2021	385,000	396,821
5.13%, 10/1/2024	452,000	492,703
5.95%, 2/1/2037	400,000	436,632
Bombardier, Inc. (Canada)
6.13%, 1/15/2023 (a)	197,000	199,740
7.50%, 3/15/2025 (a)	18,000	18,225
7.88%, 4/15/2027 (a)	326,000	327,943
7.45%, 5/1/2034 (a)	100,000	96,750
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	156,000	164,580
TransDigm, Inc. 6.25%, 3/15/2026 (a)	1,801,000	1,933,824
Triumph Group, Inc. 6.25%, 9/15/2024 (a)	91,000	95,550

		4,234,581

Air Freight & Logistics — 0.1%
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	219,000	224,116

Airlines — 0.2%
American Airlines Group, Inc. 5.00%, 6/1/2022 (a)	162,000	169,257
United Airlines Holdings, Inc.
4.25%, 10/1/2022	71,000	73,219
4.88%, 1/15/2025	42,000	44,310

		286,786

Auto Components — 3.5%
Adient US LLC 7.00%, 5/15/2026 (a)	224,000	239,468
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)	288,000	294,840
5.88%, 6/1/2029 (a)	155,000	167,206
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	812,000	825,195
6.50%, 4/1/2027	310,000	311,550
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	228,000	197,220
Dana, Inc. 5.50%, 12/15/2024	394,000	405,327
Delphi Technologies plc 5.00%, 10/1/2025 (a)	454,000	396,115
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	53,000	53,397
5.00%, 5/31/2026	50,000	51,419
4.88%, 3/15/2027 (b)	50,000	50,875
Icahn Enterprises LP

Investments	Principal Amount($)	Value($)
5.88%, 2/1/2022	390,000	392,235
6.25%, 2/1/2022	349,000	355,980
4.75%, 9/15/2024 (a)	175,000	178,500
6.38%, 12/15/2025	28,000	29,610
6.25%, 5/15/2026	458,000	487,197
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	99,000	103,257
Panther BF Aggregator 2 LP 8.50%, 5/15/2027 (a)	835,000	852,744
Tenneco, Inc. 5.00%, 7/15/2026	285,000	244,459

		5,636,594

Banks — 1.6%
Barclays plc (United Kingdom)
4.38%, 9/11/2024	396,000	412,678
5.20%, 5/12/2026	1,667,000	1,811,896
CIT Group, Inc.
5.00%, 8/15/2022	80,000	85,144
5.00%, 8/1/2023	131,000	140,989
6.13%, 3/9/2028	179,000	210,325

		2,661,032

Beverages — 0.0% (c)
Cott Holdings, Inc. (Canada) 5.50%, 4/1/2025 (a)	26,000	27,235

Building Products — 1.0%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	110,000	112,750
Griffon Corp. 5.25%, 3/1/2022	79,000	79,668
Masonite International Corp. 5.38%, 2/1/2028 (a)	37,000	39,174
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	124,000	131,595
Standard Industries, Inc.
6.00%, 10/15/2025 (a)	636,000	665,415
5.00%, 2/15/2027 (a)	180,000	186,750
4.75%, 1/15/2028 (a)	255,000	263,288
Summit Materials LLC
6.13%, 7/15/2023	74,000	75,295
6.50%, 3/15/2027 (a)	18,000	19,215

		1,573,150

Capital Markets — 1.0%
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	519,000	548,433
MSCI, Inc.
5.75%, 8/15/2025 (a)	788,000	827,400
5.38%, 5/15/2027 (a)	277,000	296,736

		1,672,569

Chemicals — 3.0%
Ashland LLC
4.75%, 8/15/2022 (d)	90,000	94,275
6.88%, 5/15/2043	55,000	62,700

JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Blue Cube Spinco LLC 9.75%, 10/15/2023	118,000	128,325
CF Industries, Inc.
3.45%, 6/1/2023	100,000	102,250
4.95%, 6/1/2043	110,000	112,200
5.38%, 3/15/2044	310,000	330,925
Chemours Co. (The)
6.63%, 5/15/2023	379,000	373,315
7.00%, 5/15/2025	588,000	543,900
CVR Partners LP 9.25%, 6/15/2023 (a)	317,000	330,473
Element Solutions, Inc. 5.88%, 12/1/2025 (a)	66,000	68,640
Hexion, Inc. 7.88%, 7/15/2027 (a)	63,000	63,472
Ingevity Corp. 4.50%, 2/1/2026 (a)	41,000	41,307
OCI NV (Netherlands) 6.63%, 4/15/2023 (a)	271,000	282,518
Olin Corp.
5.13%, 9/15/2027	68,000	70,550
5.63%, 8/1/2029	257,000	267,922
PolyOne Corp. 5.25%, 3/15/2023	80,000	86,000
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	381,000	368,618
Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026 (a)	419,000	435,760
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	336,000	336,430
Tronox, Inc. 6.50%, 4/15/2026 (a)	708,000	713,310
Venator Finance SARL 5.75%, 7/15/2025 (a)	51,000	46,155
WR Grace & Co.-Conn. 5.13%, 10/1/2021 (a)	58,000	60,175

		4,919,220

Commercial Services & Supplies — 2.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	142,000	147,325
ADT Security Corp. (The)
3.50%, 7/15/2022	542,000	550,130
4.13%, 6/15/2023	225,000	230,625
4.88%, 7/15/2032 (a)	227,000	197,490
Aramark Services, Inc.
5.13%, 1/15/2024	52,000	53,495
5.00%, 2/1/2028 (a)	571,000	599,550
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	193,000	198,307
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	172,000	180,222

Investments	Principal Amount($)	Value($)
Covanta Holding Corp.
5.88%, 7/1/2025	61,000	63,745
6.00%, 1/1/2027	58,000	60,755
GFL Environmental, Inc. (Canada) 8.50%, 5/1/2027 (a)	130,000	138,360
KAR Auction Services, Inc. 144A, 5.13%, 6/1/2025 (a)	371,000	377,029
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)(b)	15,000	15,056
Nielsen Finance LLC 5.00%, 4/15/2022 (a)	151,000	151,944
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (a)	241,000	248,230
5.75%, 4/15/2026 (a)	677,000	707,140

		3,919,403

Communications Equipment — 0.6%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	543,000	523,995
5.00%, 3/15/2027 (a)	62,000	54,406
CommScope, Inc. 5.50%, 3/1/2024 (a)	128,000	132,960
Plantronics, Inc. 5.50%, 5/31/2023 (a)	187,000	175,892
ViaSat, Inc. 5.63%, 4/15/2027 (a)	18,000	19,151

		906,404

Construction & Engineering — 0.5%
AECOM
5.88%, 10/15/2024	277,000	302,622
5.13%, 3/15/2027	255,000	271,575
MasTec, Inc. 4.88%, 3/15/2023	156,000	157,950

		732,147

Construction Materials — 0.0% (c)
US Concrete, Inc. 6.38%, 6/1/2024	28,000	29,120

Consumer Finance — 2.1%
Ally Financial, Inc. 5.75%, 11/20/2025	403,000	443,804
Credit Acceptance Corp. 6.63%, 3/15/2026 (a)	128,000	135,073
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	444,000	392,940
Springleaf Finance Corp.
8.25%, 12/15/2020	217,000	229,477
7.75%, 10/1/2021	31,000	33,867
6.13%, 5/15/2022	690,000	741,750
6.13%, 3/15/2024	711,000	778,552
7.13%, 3/15/2026	611,000	704,178

		3,459,641

JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Containers & Packaging — 2.8%
Ardagh Packaging Finance plc (Ireland)
6.00%, 2/15/2025 (a)	1,261,000	1,324,050
5.25%, 8/15/2027 (a)	472,000	485,570
Ball Corp.
4.38%, 12/15/2020	87,000	88,740
4.00%, 11/15/2023	72,000	75,240
5.25%, 7/1/2025	88,000	98,330
Berry Global, Inc. 4.88%, 7/15/2026 (a)	703,000	735,514
Graphic Packaging International LLC
4.88%, 11/15/2022	56,000	58,660
4.75%, 7/15/2027 (a)	44,000	46,640
Greif, Inc. 6.50%, 3/1/2027 (a)	159,000	169,733
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	436,000	446,900
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	578,000	591,005
7.25%, 4/15/2025 (a)	428,000	405,530

		4,525,912

Distributors — 0.0% (c)
Core & Main LP 144A, 6.13%, 8/15/2025 (a)	50,000	51,125
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	6,000	6,375

		57,500

Diversified Consumer Services — 0.1%
Service Corp. International
5.38%, 5/15/2024	70,000	72,100
4.63%, 12/15/2027	30,000	31,125
5.13%, 6/1/2029	55,000	58,712

		161,937

Diversified Financial Services — 1.2%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	155,000	143,375
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	248,000	262,260
9.75%, 7/15/2027 (a)	338,000	355,745
CNG Holdings, Inc. 12.50%, 6/15/2024 (a)	227,000	213,380
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	1,003,000	910,223

		1,884,983

Diversified Telecommunication Services — 7.3%
Altice France SA (France) 7.38%, 5/1/2026 (a)	244,000	260,470
CCO Holdings LLC
5.75%, 2/15/2026 (a)	2,466,000	2,604,614
5.50%, 5/1/2026 (a)	61,000	64,355

Investments	Principal Amount($)	Value($)
5.13%, 5/1/2027 (a)	919,000	974,140
5.38%, 6/1/2029 (a)	527,000	564,549
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	190,000	200,212
Series Y, 7.50%, 4/1/2024	76,000	85,500
Series U, 7.65%, 3/15/2042	34,000	35,016
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	161,000	150,736
Embarq Corp. 8.00%, 6/1/2036	524,000	526,515
Frontier Communications Corp. 8.50%, 4/1/2026 (a)	988,000	975,650
Intelsat Jackson Holdings SA (Luxembourg)
8.00%, 2/15/2024 (a)	704,000	718,080
8.50%, 10/15/2024 (a)	1,876,000	1,543,010
Level 3 Financing, Inc. 5.38%, 8/15/2022	242,000	242,908
Sprint Capital Corp. 6.88%, 11/15/2028	1,442,000	1,537,561
Telecom Italia Capital SA (Italy) 7.72%, 6/4/2038	749,000	918,933
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	251,000	269,893
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 8/15/2026 (a)	200,000	210,246

		11,882,388

Electric Utilities — 0.9%
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (a)	35,000	35,956
4.50%, 9/15/2027 (a)	56,000	57,120
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	80,000	83,200
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	743,000	782,007
5.00%, 7/31/2027 (a)	410,000	425,888

		1,384,171

Electrical Equipment — 0.1%
EnerSys 5.00%, 4/30/2023 (a)	21,000	21,682
Sensata Technologies BV
4.88%, 10/15/2023 (a)	25,000	26,500
5.00%, 10/1/2025 (a)	28,000	30,310

		78,492

Electronic Equipment, Instruments & Components — 0.3%
Anixter, Inc. 5.13%, 10/1/2021	18,000	18,828
CDW LLC
5.50%, 12/1/2024	15,000	16,544
5.00%, 9/1/2025	71,000	74,017

JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
MTS Systems Corp. 5.75%, 8/15/2027 (a)	126,000	131,355
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	281,000	280,284

		521,028

Energy Equipment & Services — 1.4%
Archrock Partners LP 6.88%, 4/1/2027 (a)	83,000	85,457
CSI Compressco LP 7.50%, 4/1/2025 (a)	58,000	54,955
Nabors Industries, Inc.
4.63%, 9/15/2021	144,000	136,800
5.75%, 2/1/2025	145,000	113,100
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	407,000	343,536
7.13%, 1/15/2026 (a)	176,000	153,878
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	94,340	95,047
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (a)	33,600	34,944
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	28,500	28,785
Transocean, Inc.
9.00%, 7/15/2023 (a)	586,000	597,896
7.25%, 11/1/2025 (a)	54,000	48,195
7.50%, 1/15/2026 (a)	198,000	177,775
6.80%, 3/15/2038	273,000	168,395
USA Compression Partners LP
6.88%, 9/1/2027 (a)	247,000	252,632

		2,291,395

Entertainment — 1.8%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	169,000	157,170
5.88%, 11/15/2026	305,000	274,500
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	583,000	603,405
Netflix, Inc. 5.50%, 2/15/2022	49,000	51,755
5.88%, 2/15/2025	409,000	447,957
5.88%, 11/15/2028	1,208,000	1,319,740
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (e)	28,000	29,221
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (e)	27,000	29,430

		2,913,178

Equity Real Estate Investment Trusts (REITs) — 1.5%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	366,000	381,555
CyrusOne LP
5.00%, 3/15/2024	172,000	177,470
5.38%, 3/15/2027	184,000	202,400
ESH Hospitality, Inc.

Investments	Principal Amount($)	Value($)
5.25%, 5/1/2025 (a)	320,000	330,400
4.63%, 10/1/2027 (a)	295,000	296,475
Iron Mountain, Inc.
6.00%, 8/15/2023	82,000	84,114
5.75%, 8/15/2024	179,000	181,364
4.88%, 9/15/2027 (a)	202,000	207,555
iStar, Inc. 4.75%, 10/1/2024	72,000	73,756
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	67,000	73,700
5.75%, 2/1/2027 (a)	96,000	107,520
Uniti Group LP
6.00%, 4/15/2023 (a)	122,000	114,985
8.25%, 10/15/2023 (b)	281,000	239,552

		2,470,846

Food & Staples Retailing — 1.2%
Albertsons Cos., Inc.
6.63%, 6/15/2024	1,176,000	1,233,648
5.88%, 2/15/2028 (a)	326,000	341,077
Rite Aid Corp.
6.13%, 4/1/2023 (a)	457,000	378,168
Safeway, Inc.
7.25%, 2/1/2031	77,000	78,540

		2,031,433

Food Products — 3.4%
B&G Foods, Inc.
5.25%, 4/1/2025	608,000	614,080
5.25%, 9/15/2027	241,000	235,577
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	84,000	88,725
Dole Food Co., Inc.
7.25%, 6/15/2025 (a)	101,000	95,950
JBS USA LUX SA
5.75%, 6/15/2025 (a)	1,006,000	1,047,498
6.50%, 4/15/2029 (a)	845,000	935,837
5.50%, 1/15/2030 (a)	290,000	309,213
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	146,000	154,212
4.88%, 11/1/2026 (a)	140,000	148,050
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)	351,000	364,163
5.88%, 9/30/2027 (a)	402,000	434,160
Post Holdings, Inc.
5.00%, 8/15/2026 (a)	475,000	498,740
5.75%, 3/1/2027 (a)	541,000	579,557
5.50%, 12/15/2029 (a)	105,000	109,988

		5,615,750

Gas Utilities — 0.2%
AmeriGas Partners LP
5.50%, 5/20/2025	231,000	247,221
5.88%, 8/20/2026	123,000	134,992

		382,213

JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Health Care Equipment & Supplies — 0.2%
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	127,000	130,175
Hologic, Inc.
4.38%, 10/15/2025 (a)	166,000	170,980
4.63%, 2/1/2028 (a)	67,000	70,685
Teleflex, Inc. 4.63%, 11/15/2027	21,000	22,207

		394,047

Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	56,000	57,050
Centene Corp. 5.38%, 6/1/2026 (a)	362,000	384,172
Community Health Systems, Inc.
6.25%, 3/31/2023	335,000	330,812
8.00%, 3/15/2026 (a)	120,000	119,850
DaVita, Inc.
5.13%, 7/15/2024	494,000	506,967
5.00%, 5/1/2025	292,000	301,251
Encompass Health Corp.
4.50%, 2/1/2028	109,000	111,725
4.75%, 2/1/2030	294,000	303,549
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	53,000	21,598
HCA, Inc.
7.50%, 2/15/2022	516,000	571,470
5.38%, 2/1/2025	998,000	1,102,790
5.63%, 9/1/2028	693,000	783,090
5.88%, 2/1/2029	119,000	135,958
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a)(f)	45,000	37,339
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	39,000	20,670
Tenet Healthcare Corp.
8.13%, 4/1/2022	265,000	289,513
4.88%, 1/1/2026 (a)	311,000	323,051
WellCare Health Plans, Inc.
5.25%, 4/1/2025	346,000	362,002
5.38%, 8/15/2026 (a)	134,000	142,710

		5,905,567

Health Care Technology — 0.3%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	200,000	210,000
5.00%, 5/15/2027 (a)	241,000	253,050

		463,050

Hotels, Restaurants & Leisure — 8.5%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (a)	483,000	493,868
5.00%, 10/15/2025 (a)	1,440,000	1,493,323

Investments	Principal Amount($)	Value($)
Boyd Gaming Corp.
6.88%, 5/15/2023	202,000	208,945
6.38%, 4/1/2026	226,000	241,255
6.00%, 8/15/2026	191,000	203,415
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	265,000	287,525
Caesars Resort Collection LLC 5.25%, 10/15/2025 (a)	97,000	100,246
Cedar Fair LP
5.38%, 4/15/2027	33,000	35,062
5.25%, 7/15/2029 (a)	32,000	34,160
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	68,000	72,420
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	137,000	114,737
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	71,000	74,373
Eldorado Resorts, Inc. 6.00%, 4/1/2025	106,000	111,565
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	118,000	133,930
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (a)	74,000	75,665
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	637,000	670,442
4.88%, 1/15/2030	285,000	302,813
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	87,000	94,395
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	235,000	241,463
4.88%, 4/1/2027	168,000	178,080
International Game Technology plc
6.25%, 2/15/2022 (a)	600,000	633,000
6.50%, 2/15/2025 (a)	400,000	447,000
6.25%, 1/15/2027 (a)	213,000	239,093
IRB Holding Corp. 6.75%, 2/15/2026 (a)	310,000	323,563
Jack Ohio Finance LLC 6.75%, 11/15/2021 (a)	278,000	283,560
KFC Holding Co.
5.00%, 6/1/2024 (a)	161,000	167,037
4.75%, 6/1/2027 (a)	68,000	70,720
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	196,000	213,150
Melco Resorts Finance Ltd. (Hong Kong) 4.88%, 6/6/2025 (g)	594,000	607,179
MGM Resorts International
6.63%, 12/15/2021	152,000	165,452
6.00%, 3/15/2023	143,000	157,300
5.50%, 4/15/2027	1,433,000	1,574,509

JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
NCL Corp. Ltd. 4.75%, 12/15/2021 (a)	21,000	21,262
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	25,000	25,937
Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)	388,000	397,700
Scientific Games International, Inc.
5.00%, 10/15/2025 (a)	1,458,000	1,522,925
8.25%, 3/15/2026 (a)	67,000	72,534
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	57,000	58,995
5.50%, 4/15/2027 (a)	42,000	43,890
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	57,000	61,560
Station Casinos LLC 5.00%, 10/1/2025 (a)	157,000	159,355
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	97,000	101,769
Wyndham Destinations, Inc.
4.25%, 3/1/2022	48,000	49,249
5.75%, 4/1/2027 (d)	22,000	23,815
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	28,000	29,540
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	645,000	687,731
5.25%, 5/15/2027 (a)	280,000	291,900
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	214,000	226,573
Yum! Brands, Inc. 6.88%, 11/15/2037	34,000	38,590

		13,862,570

Household Durables — 0.8%
Lennar Corp.
4.13%, 1/15/2022	155,000	158,875
4.50%, 4/30/2024	127,000	134,706
4.75%, 11/29/2027	103,000	110,983
Mattamy Group Corp. (Canada) 6.50%, 10/1/2025 (a)	52,000	55,510
Meritage Homes Corp. 6.00%, 6/1/2025	25,000	27,995
PulteGroup, Inc. 5.50%, 3/1/2026	145,000	160,769
Taylor Morrison Communities, Inc.
144A, 5.63%, 3/1/2024 (a)	45,000	48,375
5.88%, 6/15/2027 (a)	58,000	62,785
Tempur Sealy International, Inc. 5.50%, 6/15/2026	369,000	387,450
Toll Brothers Finance Corp.
5.88%, 2/15/2022	25,000	26,500

Investments	Principal Amount($)	Value($)
4.88%, 3/15/2027	72,000	77,940

		1,251,888

Household Products — 0.8%
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	670,000	694,287
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023 (a)	33,000	29,535
Spectrum Brands, Inc.
5.75%, 7/15/2025	477,000	499,505
5.00%, 10/1/2029 (a)	88,000	89,760

		1,313,087

Independent Power and Renewable Electricity Producers — 1.4%
AES Corp.
4.88%, 5/15/2023	147,000	149,572
5.13%, 9/1/2027	14,000	14,963
Calpine Corp.
5.38%, 1/15/2023	170,000	172,338
5.25%, 6/1/2026 (a)	107,000	111,829
Clearway Energy Operating LLC
5.38%, 8/15/2024	170,000	174,250
5.75%, 10/15/2025	551,000	578,550
NRG Energy, Inc.
7.25%, 5/15/2026	63,000	68,984
6.63%, 1/15/2027	389,000	421,092
5.75%, 1/15/2028	117,000	126,360
5.25%, 6/15/2029 (a)	375,000	401,925

		2,219,863

Insurance — 0.2%
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	201,000	213,060
HUB International Ltd. 7.00%, 5/1/2026 (a)	96,000	98,400

		311,460

Internet & Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	193,000	202,650

IT Services — 0.9%
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)	27,000	27,911
Exela Intermediate LLC 10.00%, 7/15/2023 (a)	64,000	22,880
Gartner, Inc. 5.13%, 4/1/2025 (a)	602,000	631,167
Zayo Group LLC
6.00%, 4/1/2023	96,000	98,402
5.75%, 1/15/2027 (a)	699,000	712,980

		1,493,340

JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Leisure Products — 0.7%
Mattel, Inc.
3.15%, 3/15/2023	109,000	106,275
6.75%, 12/31/2025 (a)	784,000	821,240
5.45%, 11/1/2041	160,000	128,800
Vista Outdoor, Inc. 5.88%, 10/1/2023	76,000	72,390

		1,128,705

Life Sciences Tools & Services — 0.3%
Avantor, Inc. 6.00%, 10/1/2024 (a)	487,000	521,699

Machinery — 0.7%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	144,000	151,920
Colfax Corp. 6.00%, 2/15/2024 (a)	393,000	416,580
Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a)	130,000	119,600
Mueller Water Products, Inc. 5.50%, 6/15/2026 (a)	175,000	183,750
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	28,000	30,310
Tennant Co. 5.63%, 5/1/2025	73,000	76,102
TriMas Corp. 4.88%, 10/15/2025 (a)	118,000	120,655
Wabash National Corp. 5.50%, 10/1/2025 (a)	92,000	91,080

		1,189,997

Media — 8.0%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	240,000	255,288
Altice Luxembourg SA (Luxembourg)
7.63%, 2/15/2025 (a)	429,000	446,696
10.50%, 5/15/2027 (a)	250,000	283,500
AMC Networks, Inc. 5.00%, 4/1/2024	105,000	105,394
Cinemark USA, Inc. 4.88%, 6/1/2023	213,000	216,195
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 (a)	917,000	1,010,121
5.13%, 8/15/2027 (a)	341,000	354,640
CSC Holdings LLC
10.88%, 10/15/2025 (a)	335,000	376,875
5.50%, 4/15/2027 (a)	200,000	212,750
7.50%, 4/1/2028 (a)	400,000	450,500
6.50%, 2/1/2029 (a)	752,000	838,788
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	817,000	829,255
DISH DBS Corp.
6.75%, 6/1/2021	870,000	916,667
5.88%, 11/15/2024	586,000	585,267

Investments	Principal Amount($)	Value($)
7.75%, 7/1/2026	400,000	414,235
Entercom Media Corp. 7.25%, 11/1/2024 (a)(b)	81,000	85,455
Gray Television, Inc.
5.88%, 7/15/2026 (a)	271,000	287,356
7.00%, 5/15/2027 (a)	125,000	138,438
iHeartCommunications, Inc.
6.38%, 5/1/2026	148,000	159,840
8.38%, 5/1/2027	927,000	1,010,430
Lamar Media Corp. 5.00%, 5/1/2023	69,000	70,207
Liberty Interactive LLC 8.25%, 2/1/2030	38,000	37,953
Meredith Corp. 6.88%, 2/1/2026	281,000	288,728
Midcontinent Communications 5.38%, 8/15/2027 (a)	54,000	56,662
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024 (a)	249,000	259,582
5.63%, 7/15/2027 (a)	375,000	395,018
Outfront Media Capital LLC
5.63%, 2/15/2024	148,000	151,847
5.00%, 8/15/2027 (a)	148,000	154,475
Sinclair Television Group, Inc.
5.63%, 8/1/2024 (a)	57,000	58,710
5.13%, 2/15/2027 (a)	47,000	47,470
Sirius XM Radio, Inc.
3.88%, 8/1/2022 (a)	305,000	311,100
4.63%, 7/15/2024 (a)	676,000	708,110
5.38%, 4/15/2025 (a)	36,000	37,260
5.00%, 8/1/2027 (a)	234,000	246,285
5.50%, 7/1/2029 (a)	302,000	324,273
TEGNA, Inc.
6.38%, 10/15/2023	53,000	54,656
5.00%, 9/15/2029 (a)	65,000	65,081
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	117,000	112,759
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (a)	250,000	256,875
WMG Acquisition Corp. 5.50%, 4/15/2026 (a)	341,000	359,755
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	150,000	158,820

		13,133,316

Metals & Mining — 2.8%
AK Steel Corp. 7.50%, 7/15/2023	77,000	77,192
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (a)	624,000	656,760
6.13%, 5/15/2028 (a)	345,000	371,738
Aleris International, Inc. 10.75%, 7/15/2023 (a)	33,000	34,526

JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Constellium SE 6.63%, 3/1/2025 (a)	766,000	796,655
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	239,000	240,195
3.88%, 3/15/2023	449,000	458,160
5.40%, 11/14/2034	138,000	136,965
5.45%, 3/15/2043	428,000	410,880
Novelis Corp.
6.25%, 8/15/2024 (a)	332,000	349,111
5.88%, 9/30/2026 (a)	965,000	1,010,838

		4,543,020

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC 8.00%, 10/25/2024 (a)	350,203	97,181

Oil, Gas & Consumable Fuels — 9.2%
Aker BP ASA (Norway) 4.75%, 6/15/2024 (a)	222,000	231,157
Antero Midstream Partners LP 5.75%, 3/1/2027 (a)	210,000	165,900
Antero Resources Corp.
5.13%, 12/1/2022	296,000	240,500
5.63%, 6/1/2023 (b)	218,000	154,235
Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	114,000	102,851
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	82,000	63,960
Callon Petroleum Co. 6.13%, 10/1/2024	167,000	158,650
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	87,000	83,738
Centennial Resource Production LLC
5.38%, 1/15/2026 (a)	513,000	480,937
6.88%, 4/1/2027 (a)	150,000	146,267
Cheniere Energy Partners LP
5.25%, 10/1/2025	251,000	258,530
4.50%, 10/1/2029 (a)	185,000	185,980
Covey Park Energy LLC 7.50%, 5/15/2025 (a)	104,000	80,600
Crestwood Midstream Partners LP
6.25%, 4/1/2023 (d)	188,000	188,470
5.75%, 4/1/2025 (b)	388,000	390,056
5.63%, 5/1/2027 (a)	736,000	710,222
DCP Midstream Operating LP
4.75%, 9/30/2021 (a)	181,000	184,394
5.38%, 7/15/2025	217,000	231,100
5.13%, 5/15/2029	275,000	279,125
Denbury Resources, Inc.
9.00%, 5/15/2021 (a)	138,000	121,095
7.75%, 2/15/2024 (a)	90,000	66,937
Diamondback Energy, Inc. 4.75%, 11/1/2024	199,000	206,244

Investments	Principal Amount ($)	Value ($)
EnLink Midstream Partners LP
4.15%, 6/1/2025	219,000	193,272
5.45%, 6/1/2047	244,000	170,800
Global Partners LP 7.00%, 8/1/2027 (a)	68,000	71,076
Gulfport Energy Corp.
6.63%, 5/1/2023 (b)	235,000	176,838
6.00%, 10/15/2024	1,400,000	958,580
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	107,000	111,280
Hilcorp Energy I LP
5.00%, 12/1/2024 (a)	893,000	795,118
5.75%, 10/1/2025 (a)	170,000	147,674
6.25%, 11/1/2028 (a)	78,000	65,616
Holly Energy Partners LP 6.00%, 8/1/2024 (a)	68,000	71,067
Jagged Peak Energy LLC 5.88%, 5/1/2026	83,000	83,851
MEG Energy Corp. (Canada)
6.38%, 1/30/2023 (a)	76,000	74,480
7.00%, 3/31/2024 (a)	277,000	271,633
NuStar Logistics LP 5.63%, 4/28/2027	214,000	220,955
Oasis Petroleum, Inc.
6.88%, 3/15/2022	850,000	794,219
6.25%, 5/1/2026 (a)(b)	336,000	241,080
Parsley Energy LLC
5.38%, 1/15/2025 (a)	101,000	103,270
5.63%, 10/15/2027 (a)	232,000	239,830
PBF Holding Co. LLC
7.25%, 6/15/2025	823,000	870,323
PBF Logistics LP 6.88%, 5/15/2023	70,000	72,125
PDC Energy, Inc. 5.75%, 5/15/2026	168,000	158,597
QEP Resources, Inc.
5.25%, 5/1/2023	76,000	72,200
5.63%, 3/1/2026	51,000	46,280
Range Resources Corp.
5.00%, 8/15/2022	192,000	181,920
4.88%, 5/15/2025 (b)	254,000	207,010
SemGroup Corp.
5.63%, 7/15/2022	193,000	194,568
SM Energy Co.
5.63%, 6/1/2025	43,000	39,130
6.75%, 9/15/2026	131,000	119,210
6.63%, 1/15/2027 (b)	134,000	121,940
Southwestern Energy Co.
6.20%, 1/23/2025 (d)	261,000	227,075
7.75%, 10/1/2027 (b)	65,000	56,469
Sunoco LP 4.88%, 1/15/2023	243,000	248,467

JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
6.00%, 4/15/2027	166,000	175,897
Targa Resources Partners LP
6.75%, 3/15/2024	34,000	35,317
5.88%, 4/15/2026	943,000	992,225
5.00%, 1/15/2028	77,000	76,426
6.88%, 1/15/2029 (a)	826,000	892,080
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	14,000	14,239
5.00%, 1/31/2028 (a)	71,000	73,796
Whiting Petroleum Corp.
5.75%, 3/15/2021	161,000	147,315
6.63%, 1/15/2026	167,000	95,190
WPX Energy, Inc.
8.25%, 8/1/2023	53,000	59,508
5.25%, 9/15/2024	317,000	323,965

		15,022,859

Personal Products — 0.2%
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	378,000	393,593

Pharmaceuticals — 2.2%
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	755,000	855,038
Bausch Health Cos., Inc.
5.88%, 5/15/2023 (a)	5,000	5,063
6.13%, 4/15/2025 (a)	2,390,000	2,485,528
7.25%, 5/30/2029 (a)	105,000	117,637
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	21,000	21,787
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	45,000	42,525

		3,527,578

Real Estate Management & Development — 0.0%(c)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	56,000	57,515

Road & Rail — 1.0%
AerCap Global Aviation Trust (Ireland)
(ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045 (a)(e)	200,000	219,500
Avis Budget Car Rental LLC
5.25%, 3/15/2025 (a)(b)	391,000	401,264
5.75%, 7/15/2027 (a)	126,000	130,007
Hertz Corp. (The)
7.63%, 6/1/2022 (a)	108,000	112,320
5.50%, 10/15/2024 (a)	502,000	509,530
7.13%, 8/1/2026 (a)	247,000	263,055

		1,635,676

Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc.

Investments	Principal Amount ($)	Value ($)
4.63%, 2/10/2026 (a)	414,000	427,857

Software — 1.2%
Ascend Learning LLC 6.88%, 8/1/2025 (a)	489,000	513,450
CDK Global, Inc.
4.88%, 6/1/2027	615,000	644,280
5.25%, 5/15/2029 (a)	203,000	215,211
Nuance Communications, Inc. 5.63%, 12/15/2026	298,000	316,625
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	220,000	235,389

		1,924,955

Specialty Retail — 1.3%
L Brands, Inc.
5.63%, 2/15/2022	75,000	78,656
5.63%, 10/15/2023	33,000	35,104
6.88%, 11/1/2035	233,000	204,457
Party City Holdings, Inc. 6.63%, 8/1/2026 (a)(b)	33,000	19,800
Penske Automotive Group, Inc.
5.75%, 10/1/2022	147,000	148,599
5.50%, 5/15/2026	637,000	668,850
PetSmart, Inc. 7.13%, 3/15/2023 (a)	119,000	107,100
Staples, Inc. 7.50%, 4/15/2026 (a)	846,000	885,128

		2,147,694

Technology Hardware, Storage & Peripherals — 0.5%
Diebold Nixdorf, Inc.
8.50%, 4/15/2024	55,000	47,117
NCR Corp.
5.00%, 7/15/2022	227,000	229,213
6.38%, 12/15/2023	204,000	208,927
5.75%, 9/1/2027 (a)	116,000	120,136
6.13%, 9/1/2029 (a)	203,000	214,165

		819,558

Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	288,000	303,120
4.88%, 5/15/2026 (a)	282,000	299,989
William Carter Co. (The) 5.63%, 3/15/2027 (a)	33,000	35,557

		638,666

Thrifts & Mortgage Finance — 2.1%
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 3/15/2022 (a)	334,000	346,525
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	1,436,000	1,536,520
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	616,000	639,793

JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.25%, 1/15/2028 (a)	740,000	772,157
Radian Group, Inc. 4.88%, 3/15/2027	201,000	210,547

		3,505,542

Trading Companies & Distributors — 2.0%
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	124,000	120,125
H&E Equipment Services, Inc. 5.63%, 9/1/2025	371,000	390,014
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	379,000	396,528
United Rentals North America, Inc.
5.88%, 9/15/2026	260,000	278,200
6.50%, 12/15/2026	666,000	727,009
5.50%, 5/15/2027	312,000	333,060
4.88%, 1/15/2028	637,000	664,633
5.25%, 1/15/2030	186,000	197,625
WESCO Distribution, Inc. 5.38%, 6/15/2024	206,000	213,210

		3,320,404

Wireless Telecommunication Services — 3.2%
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	36,000	38,610
6.63%, 8/1/2026	71,000	77,922
Sprint Communications, Inc. 6.00%, 11/15/2022	1,148,000	1,208,270
Sprint Corp. 7.88%, 9/15/2023	1,195,000	1,313,753
T-Mobile USA, Inc.
6.38%, 3/1/2025 ‡	369,000	—
6.50%, 1/15/2026	2,027,000	2,168,890
6.50%, 1/15/2026 ‡	432,000	—
4.75%, 2/1/2028	251,000	262,609
4.75%, 2/1/2028 ‡	168,000	—
United States Cellular Corp. 6.70%, 12/15/2033	110,000	119,866
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (e)	96,000	111,120

		5,301,040

TOTAL CORPORATE BONDS (Cost $151,604,814)		153,237,601

	Shares
SHORT-TERM INVESTMENTS — 6.4%
INVESTMENT COMPANIES — 5.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (h)(i) (Cost $8,678,035)	8,678,036	8,678,035

Investments	Shares	Value ($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (h)(i) (Cost $1,736,580)	1,736,580	1,736,580

TOTAL SHORT-TERM INVESTMENTS (Cost $10,414,615)		10,414,615

Total Investments — 100.2% (Cost $162,019,429)		163,652,216
Liabilities in Excess of Other Assets — (0.2)%		(303,741)

Net Assets — 100.0%		163,348,475

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is $1,676,002.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Corporate Bonds
Wireless Telecommunication Services	$—	$5,301,040	$—	(a)	$5,301,040
Other Corporate Bonds	—	147,936,561	—		147,936,561

Total Corporate Bonds	—	153,237,601	—	(a)	153,237,601

Short-Term Investments
Investment Companies	8,678,035	—	—		8,678,035
Investment of cash collateral from securities loaned	1,736,580	—	—		1,736,580

Total Short-Term Investments	10,414,615	—	—		10,414,615

Total Investments in Securities	$10,414,615	$153,237,601	$—	(a)	$163,652,216

(a)	Value is zero.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

JPMorgan High Yield Research Enhanced ETF

(formerly known as JPMorgan Disciplined High Yield ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (a)(b)	$4,202,920	$30,099,433	$32,565,773	$—	$—	$1,736,580	1,736,580	$60,061	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (a)(b)	2,621,250	34,780,271	28,723,486	—	—	8,678,035	8,678,036	47,945	—

Total	$6,824,170	$64,879,704	$61,289,259	$—	$—	$10,414,615		$108,006	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.